Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses	$ 1,462,492	$ 1,220,901
Other payables	649,249	624,251
Total accrued expenses and other payables	$ 2,111,741	$ 1,845,152